Related Party Transactions - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Feb. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of related party transactions [line items]
Percentage of increase in notes of the group		20.00%
Key management personnel compensation		$ 44,688,594	$ 34,169,229
Total for all related parties | EBA Holding S.A.
Disclosure of related party transactions [line items]
Percentage of voting rights		51.82%
Equity Investment %		17.70%
Total for all related parties | EBA Holding S.A. | Major ordinary share transactions
Disclosure of related party transactions [line items]
Percentage of voting rights	51.48%
Equity Investment %	17.51%